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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:

      This Amendment (Check only one.):  [ ] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RRE Ventures GP III, LLC
Address: 130 East 59th Street
         17th Floor
         New York, New York 10022

Form 13F File Number: 28-15242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Will D. Porteous
Title:   Chief Operating Officer
Phone:   (212) 418-5100

Signature, Place, and Date of Signing:

  /s/ Will D. Porteous            New York, NY               February 14, 2013
--------------------------   ------------------------   ------------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        4

Form 13F Information Table Entry Total:                  10

Form 13F Information Table Value Total:           $ 244,801
                                               ------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      13F File Number         Name

1        28- 15309               RRE Ventures Fund III LDC

2        28- 15249               RRE Ventures GP II, LLC

3        28- 15311               RRE Investors Fund II LDC

4        28- 15314               RRE Ventures GP IV, LLC

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                         FORM 13F INFORMATION TABLE [TO BE UPDATED]


COLUMN 1          COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7            COLUMN 8
----------------- -------- ------------ -------- -------------------- ---------- --------- -----------------------------
                                                                                                  VOTING AUTHORITY
                  TITLE OF                VALUE   SHRS OR   SH/  PUT/ INVESTMENT   OTHER   -----------------------------
NAME OF ISSUER      CLASS     CUSIP     (x$1000)  PRN AMT   PRN  CALL DISRETION   MANAGER     SOLE      SHARED    NONE
----------------- -------- ------------ -------- ---------- --- ----- ---------- --------- ---------- ---------- -------

Flextronics
International
LTD.                ORD     Y2573F 10 2      426     68,759  SH          SOLE                  68,759

Flextronics
International
LTD.                ORD     Y2573F 10 2       34      5,493  SH          SOLE        1          5,493

WisdomTree          COM     97717P 10 4  110,806 16,865,438  SH          SOLE              16,865,438
Investments, Inc.

WisdomTree
Investments, Inc.   COM     97717P 10 4    8,852  1,347,385  SH          SOLE        1      1,347,385

Verifone
Systems, Inc.       COM     92342Y 10 9    5,856    176,980  SH          SOLE        4        176,980

Vocera
Communications,
Inc.                COM    92857 F 10 7   52,757  1,969,276  SH          SOLE        2      1,969,276

Vocera
Communications,
Inc.                COM    92857 F 10 7    9,225    344,352  SH          SOLE        3        344,352

Proofpoint, Inc.    COM     743424 10 3   32,052  2,158,406  SH          SOLE               2,158,406

Proofpoint, Inc.    COM     743424 10 3    2,561    172,449  SH          SOLE        1        172,449

Facebook Inc.      CL A     30303M 10 2   17,336    557,426  SH          SOLE        4        557,426
